Financial liabilities designated at fair value	12 Months Ended
Dec. 31, 2020
Financial liabilities designated at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities designated at fair value

15 Financial liabilities designated at fair value

Accounting for liabilities designated at fair value through profit and loss

In accordance with IFRS 9, financial liabilities may be designated at fair value, with gains and losses taken to the income statement within net trading income (Note 5) and net investment income (Note 6). Movements in own credit are reported through other comprehensive income, unless the effects of changes in the liability's credit risk would create or enlarge an accounting mismatch in profit and loss. In these scenarios, all gains and losses on that liability (including the effects of changes in the credit risk of the liability) are presented in profit and loss. On derecognition of the financial liability no amount relating to own credit risk are recycled to the income statement. The Barclays Bank Group has the ability to make the fair value designation when holding the instruments at fair value reduces an accounting mismatch (caused by an offsetting liability or asset being held at fair value), or is managed by the Barclays Bank Group on the basis of its fair value, or includes terms that have substantive derivative characteristics (Note 13).

The details on how the fair value amounts are arrived at for financial liabilities designated at fair value are described in Note 16.

	Barclays Bank Group
	2020		2019
	Fair value	Contractual amount due on maturity	Fair value	Contractual amount due on maturity
	£m	£m	£m	£m
Debt securities	50,216	57,650	49,559	56,891
Deposits	21,718	22,120	25,526	25,725
Repurchase agreements and other similar secured borrowing	177,455	177,513	128,686	128,845
Other financial liabilities	237	237	675	675
Financial liabilities designated at fair value	249,626	257,520	204,446	212,136

The cumulative own credit net loss recognised for Barclays Bank Group is £954m (2019: £373m)